Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollars in thousands)	2015	2014	2013
Current:
Federal	$(87)	262	227
State	(24)	74	64
Total current	(111)	336	291
Deferred:
Federal	1,393	3,753	3,554
State	329	813	1,351
Total deferred	1,722	4,566	4,905
Change in valuation allowance	0	0	(19,602)
Income tax expense (benefit)	$1,611	4,902	(14,406)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollars in thousands)	2015	2014	2013
Expected federal income tax expense	$1,553	4,176	4,170
Items affecting federal income tax:
State income taxes, net of federal income tax expense	259	698	706
Tax exempt interest	(44)	(45)	(69)
Decrease in valuation allowance	0	0	(19,602)
Other, net	(157)	73	389
Income tax expense (benefit)	$1,611	4,902	(14,406)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollars in thousands)	2015	2014
Deferred tax assets:
Allowances for loan and real estate losses	$4,169	3,984
Deferred compensation costs	235	205
Deferred ESOP loan asset	710	711
Nonaccruing loan interest	361	627
Federal net operating loss carryforward	1,026	1,730
State net operating loss carryforward	2,255	2,448
Alternative minimum tax credit carryforward	500	716
Capitalized other real estate owned expenses	530	851
Net unrealized loss on securities available for sale	142	276
Other	155	237
Total gross deferred tax assets	10,083	11,785

Deferred tax liabilities:
Deferred loan fees and costs	247	250
Premises and equipment basis difference	139	141
Originated mortgage servicing rights	594	597
Core deposit intangible	105	0
Other	325	267
Total gross deferred tax liabilities	1,410	1,255
Net deferred tax assets	$8,673	10,530